Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2025
Basis of preparation [Abstract]
Corporate information
1.1	Corporate information
The consolidated financial statements of Ioneer Ltd (the Company or parent) and its subsidiaries (collectively the Group) for six months ended 31 December 2025 was authorised for issue in accordance with a resolution of the Directors on 18 March 2026.

The Group is a for-profit company limited by shares and incorporated in Australia whose shares are publicly traded on the Australian Securities Exchange under the ticker code "INR" and on Nasdaq under the ticker code "IONR". The registered office of the Company is suite 16.01, 213 Miller Street, North Sydney, NSW 2060 Australia.

The Group is principally engaged in the development of the Rhyolite Ridge lithium-boron deposit in the state of Nevada, United States of America. Further information about the nature of the Group's operations and activities is provided in the Directors' Report. Information on the group structure is set out in Note 29 of this report and information on other related party disclosures of the Group is provided in Note 32.

Basis of preparation
1.2	Basis of preparation
These consolidated financial statements of the Group have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board ('AASB') and the Corporations Act 2001, as appropriate for for-profit oriented entities. These financial statements also comply with International Financial Reporting Standards as issued by the International Accounting Standards Board ('IASB'), including new or amended accounting standards effective for reporting periods beginning 1 July 2025.

The consolidated financial statements have been prepared on a historical cost basis. The consolidated financial statements are presented in USD, and all values are rounded to the nearest thousand (‘$000), except where otherwise indicated. The Group has prepared the financial statements on the basis that it will continue to operate as a going concern.

The consolidated financial statements provide comparative information in respect of the previous period.

Change in fiscal year
1.3	Change in fiscal year
On September 25, 2025, the Board of Directors approved a change in the Company’s financial year end from 30 June to 31 December to better align the accounting reporting period with its subsidiaries in the United States of America, where the bulk of the group’s business operations are located. This financial report is presented for the 6-month transition period from 1 July 2025 to 31 December 2025 with the comparative reporting period being the 12 months ended 30 June 2025. Hence, the amounts presented in the financial statements are not entirely comparable.

New or amended Accounting Standards and Interpretations
1.4	New or amended Accounting Standards and Interpretations
The Group has adopted all of the new or amended Accounting Standards and Interpretations issued by the Australian Accounting Standards Board ('AASB') that are mandatory for the current reporting period.

Any new or amended Accounting Standards or Interpretations that are not yet mandatory have not been early adopted.

The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the Group.

The following standards and interpretations that have recently been issued but are not yet mandatory, have not been early adopted by the Group for the six months ended 31 December 2025. The Group's management have yet to assess the impact of these new or amended Accounting Standards and Interpretations, which are most relevant to the Group are set out below:

AASB 18 - Presentation and Disclosure in Financial Statements

AASB 18 replaces AASB 101 as the standard describing the primary financial statements and sets out the requirements for the presentation and disclosure of information in AASB-compliant financial statements. Amongst other changes, it introduces the concept of 'management-defined performance measure' to financial statements and requires the classification of transactions presented within the statement of profit or loss within one of five categories - operating, investing, financing, income taxes and discontinued operations. It also provides enhanced requirements for the aggregation and disaggregation of information.

AASB 7 and AASB 9 - Financial Instruments

The amendments to AASB 7 and AASB 9 clarify that a financial liability is derecognised on settlement date, i.e. when the related obligation is discharged, cancelled, expires or the liability otherwise disqualifies for recognition. It also clarifies how to assess contractual cash flow characteristics.

The Group is currently assessing the impact the amendments will have on current practice.

Basis of consolidation
1.5	Basis of consolidation
Controlled entities
The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at 30 June 2025. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

●	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee)
●	Exposure, or rights, to variable returns from its involvement with the investee
●	The ability to use its power over the investee to affect its returns

Generally, there is a presumption that a majority of voting rights results in control. To support this presumption and when the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

●	The contractual arrangement(s) with the other vote holders of the investee
●	Rights arising from other contractual arrangements
●	The Group's voting rights and potential voting rights

There has been no change in the control of any subsidiaries during the financial period. All subsidiaries are 100% owned by the Company (30 June 2025: 100%).

Transactions eliminated on consolidation

All intercompany balances and transactions, including unrealised profits arising from intra-group transactions, have been eliminated in full.

Accounting policies

The financial statements of subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

Current versus non-current classification
1.6	Current versus non-current classification
The Group presents assets and liabilities in the statement of financial position based on current and non-current classification.

An asset is classified as current when: it is either expected to be realised or intended to be sold or consumed in the Group's normal operating cycle; it is held primarily for the purpose of trading; it is expected to be realised within 12 months after the reporting period; or the asset is cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least 12 months after the reporting period. All other assets are classified as non-current.

A liability is classified as current when: it is either expected to be settled in the Group's normal operating cycle; it is held primarily for the purpose of trading; it is due to be settled within 12 months after the reporting period; or there is no right to defer the settlement of the liability for at least 12 months after the reporting period. All other liabilities are classified as non-current.

Deferred tax assets and liabilities are always classified as non-current assets and liabilities.

Critical accounting estimates and judgements
1.7	Critical accounting estimates and judgements
The preparation of these financial statements in conformity with Australian Accounting Standards has required management to make judgements, estimates and assumptions which impact the application of policies and reported amounts of assets and liabilities, income and expenses. These estimates and associated assumptions are based on historical knowledge and various other factors that are believed to be reasonable in the circumstance. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed regularly and revisions to accounting estimates are reviewed in the period in which the estimate is revised. The most significant estimates and assumptions are based on historical knowledge and various other factors that are believed to be reasonable in the circumstance. Actual results may differ from these estimates.

Exploration and evaluation assets

The Group's policy for exploration and evaluation expenditure is set out in Note 12. The application of this policy requires certain judgements and assumptions as to the future events and circumstances, in particular the assessment of whether economic quantities of reserves will be found. Any such judgements and assumptions may change as new information becomes available. If, after capitalisation of expenditure under the policy, there are indicators that the capitalised expenditure will not be recovered by future exploitation or sale, then an impairment test is performed and the relevant amount will be written off in the statement of profit and loss. Changes in judgements and assumptions may result in a material adjustment to the carrying amount of exploration and evaluation assets.

Share-based payment transactions

The Group measure the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date on which they are granted.

Foreign Currency Transactions and Balances
1.8	Foreign Currency Transactions and Balances
Functional and presentation currency
The functional currency of each of the Group's entities is measured using the currency of the primary economic environment in which that entity operates.

The functional currency of the entities in the Group is predominately US Dollars, with the exception of Ioneer Ltd which has a functional currency of Australian Dollars.

Transactions and balances

Foreign currency transactions are translated at the foreign exchange rate at the date of transaction. Monetary assets and liabilities denominated in a foreign currency at the end of the reporting period are translated at the year-end exchange rate. Exchange differences arising on the translation of monetary items are recognised in the statement of profit and loss.

Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of transaction. Exchange differences arising on the translation of non-monetary items are recognised directly in other comprehensive income to the extent that the underlying gain or loss is recognised in other comprehensive income; otherwise, the exchange difference is recognised in the profit and loss.

Presentation of foreign exchange gains or losses in the statement of profit or loss

The Group presents its foreign exchange gains and losses within net financing income/(costs) in the statement of profit and loss.

Borrowings

Loans and borrowings are initially recognised at the fair value of the consideration received, net of transaction costs. They are subsequently measured at amortised cost using the effective interest method. The transaction costs that are incurred in advance of the loan and borrowings are deferred and recognised as other receivables. These costs will be subsequently accounted for as part of the amortised cost of the borrowings.

Finance costs

Finance costs attributable to qualifying assets are capitalised as part of the asset. All other finance costs are expensed in the period in which they are incurred.

Going Concern
1.9	Going Concern
The Directors believe that the going concern basis is appropriate for the preparation of the consolidated financial statements, notwithstanding continued losses and no ongoing revenue stream, with the Group having a strong fund-raising track record.

After completing a financing in February 2026 raising gross proceeds of A$72 million (~US$50 million) through the issuance of 400,000,000 new fully paid ordinary shares, the Group has sufficient cash reserves to support the going concern position and will continue to advance the strategic partnership process to raise additional required project funding.